Earning Per Ordinary Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator computations
Group profit for the financial year	€ 2,521	€ 1,919	€ 1,270
Profit attributable to non-controlling interests	(4)	(24)	(27)
Profit attributable to equity holders of the Company	2,517	1,895	1,243
Preference dividends	0	0	0
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share	2,517	1,895	1,243
Profit after tax for the financial year from discontinued operations	1,085	107	81
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share from continuing operations	€ 1,432	€ 1,788	€ 1,162
Denominator computations
Weighted average number of Ordinary Shares outstanding for the year	832.4	835.6	827.8
Effect of dilutive potential Ordinary Shares (employee share options)	4.2	5.2	6.1
Denominator for diluted earnings per Ordinary Share	836.6	840.8	833.9
Basic earnings per Ordinary Share	€ 3.024	€ 2.268	€ 1.502
Diluted earnings per Ordinary Share	3.009	2.254	1.491
Basic earnings per Ordinary Share from continuing operations	1.720	2.140	1.404
Diluted earnings per Ordinary Share from continuing operations	€ 1.712	€ 2.127	€ 1.394